Acquisitions (Pro Forma, Twelve Months Ended) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net interest income	$ 10,900	$ 10,255	$ 10,248	$ 10,297	$ 10,634	$ 9,394	$ 9,882	$ 9,672	$ 41,700	$ 39,582	$ 26,432
Noninterest income	543	(2,739)	(6,311)	1,282	1,103	303	509	533	(7,225)	2,448	14,207
Noninterest expense	8,507	9,001	7,999	8,382	8,291	6,869	6,637	6,709	33,889	28,506	22,358
Allegiance Community Bank [Member]
Business Acquisition [Line Items]
Net interest income										41,734	28,363
Noninterest income										2,452	15,480
Noninterest expense										30,864	25,203
Net income										$ 6,237	$ 14,475